SCHEDULE OF CONVERTIBLE PROMISSORY NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Convertible promissory notes payable		$ 5,000,000
Edinburgh DH Holdings Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible promissory notes payable		1,000,000
Fantastic Global Venture Limited [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible promissory notes payable		3,500,000
Mercatus Group L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible promissory notes payable		$ 500,000